Income Tax	6 Months Ended
Jun. 30, 2020
Major Components Of Tax Expense Income [Abstract]
Income tax
3.	Income tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,289	1,116	2,604	2,123
In respect of current period U.S.	(1)	(1)	(1)	(2)

	1,288	1,115	2,603	2,121
Deferred tax:
In respect of current period U.S.	(5)	(7)	(9)	(13)
In respect of prior period U.S.	—	—	(1)	—

Income tax credit	1,283	1,108	2,593	2,108

The income tax credit recognized primarily represents the U.K. research and development tax credit. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 33.35% of expenditure related to eligible research and development projects.

	June 30, 2020	December 31, 2019
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	6,928	8,477
U.S. tax	4	4

	6,932	8,481

Deferred tax asset
U.S. deferred tax asset	40	46